General Information, Reorganization and Basis of Presentation - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	6 Months Ended
	Mar. 23, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)
Disclosure Of General Information Reorganization And Basis Of Presentation [Line Items]
Month and year of incorporation			2015-11	2015-11
Country of incorporation			Cayman Islands	Cayman Islands
Address of registered office			P.O. Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands.	P.O. Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands.
Accumulated losses			¥ 3,400,000			$ 468,800
Net operating loss			223,300	$ 30,901	¥ 401,780
Net operating cash outflow			215,466	29,800	¥ 342,457
Cumulative cash contributions | ¥			2,835,000
Proceeds from issuance of ordinary shares	$ 219,900	¥ 1,431,800	153	$ 21
Net assets			929,700			128,700	¥ 1,096,870
Cash, cash equivalents, and short-term investments			¥ 950,700			$ 131,600
Ordinary Shares
Disclosure Of General Information Reorganization And Basis Of Presentation [Line Items]
Number of shares represented by one depositary shares | shares			1	1
Par value | $ / shares						$ 0.000174